Fair Value Measurements (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$206,498,802	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	—	—	13,319,250
Derivative warrant liabilities – Private placement warrants	—	—	7,907,700
Total Fair Value	$206,498,802	—	21,226,950

(1)      Matures on May 27, 2021 and excludes $651 of investments held in cash within the Trust Account.

	Fair Value Measured as of June 30, 2021
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$206,572,852	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	10,531,500	—	—
Derivative warrant liabilities – Private placement warrants	—	6,252,600	—
Total Fair Value	$217,104,352	$6,252,600	$—

	Fair Value Measured as of December 31, 2020
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$206,498,802	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	—	—	13,319,250
Derivative warrant liabilities – Private placement warrants	—	—	7,907,700
Total Fair Value	$206,498,802	$—	$21,226,950

Schedule of quantitative information regarding Level 3 fair value measurements inputs
	November 24, 2020	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.38	$9.65
Term (yrs)	5.5	5.5
Volatility	25.0%	25.0%
Risk-free rate	0.50%	0.50%

Schedule of change in fair value of derivative warrant liabilities measured with Level 3 inputs
Derivative warrant liabilities at September 9, 2020 (inception)	$—
Issuance of Public and Private Warrants	19,416,900
Change in fair value of derivative warrant liabilities	1,810,050
Derivative warrant liabilities at December 31, 2020	$21,226,950

Level 3 derivative warrant liabilities at January 1, 2021	$21,226,950
Transfer of Public Warrants and Private Placement Warrants from Level 3	(21,226,950)
Level 3 derivative warrant liabilities at June 30, 2021	$—